The Olstein All Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.3%		Shares	Value
Advertising Agencies - 1.8%
Omnicom Group, Inc. (a)		110,000	$8,968,300

Aerospace & Defense - 3.0%
General Dynamics Corporation		23,290	7,941,890
L3Harris Technologies, Inc.		12,600	3,848,166
RTX Corporation		18,500	3,095,605
			14,885,661

Air Delivery & Freight Services - 2.7%
FedEx Corporation		32,000	7,545,920
United Parcel Service, Inc. - Class B		73,000	6,097,690
			13,643,610

Airlines - 2.6%
Delta Air Lines, Inc.		134,000	7,604,500
Southwest Airlines Company (a)		166,000	5,297,060
			12,901,560

Auto Manufacturers - 1.0%
General Motors Company		85,000	5,182,450

Automobile Components - 1.5%
Aptiv PLC (b)		88,449	7,626,073

Beverages - 1.6%
Constellation Brands, Inc. - Class A		28,500	3,838,095
PepsiCo, Inc.		28,000	3,932,320
			7,770,415

Broadline Retail - 0.6%
Amazon.com, Inc. (b)		12,500	2,744,625

Capital Markets - 2.0%
Goldman Sachs Group, Inc.		3,500	2,787,225
Nasdaq, Inc.		81,000	7,164,450
			9,951,675

Chemicals - 2.7%
Corteva, Inc.		88,000	5,951,440
International Flavors & Fragrances, Inc.		125,000	7,692,500
			13,643,940

Commercial Banks - 5.4%
Citizens Financial Group, Inc.		120,550	6,408,438
Fifth Third Bancorp (a)		145,000	6,459,750
U.S. Bancorp		157,348	7,604,629
Wells Fargo & Company		73,000	6,118,860
			26,591,677

Commercial Services - 0.8%
S&P Global, Inc.		7,800	3,796,338

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.		171,611	7,914,699
Korn Ferry		51,050	3,572,479
			11,487,178

Communications Equipment - 1.2%
Cisco Systems, Inc.		86,000	5,884,120

Computers - 0.8%
Apple, Inc.		16,000	4,074,080

Consumer Finance - 1.3%
Equifax, Inc.		18,000	4,617,540
Visa, Inc. - Class A		6,000	2,048,280
			6,665,820

Consumer Staples Distribution & Retail - 1.5%
Target Corporation		82,000	7,355,400

Distributors - 1.7%
LKQ Corporation		269,700	8,236,638

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B (b)		11,000	5,530,140
Invesco Ltd.		221,065	5,071,231
			10,601,371

E-Commerce - 0.4%
eBay, Inc.		22,000	2,000,900

Electronic Equipment, Instruments & Components - 2.8%
Ralliant Corporation		120,000	5,247,600
Vontier Corporation		206,409	8,662,986
			13,910,586

Electronics - 1.7%
Sensata Technologies Holding PLC		269,600	8,236,280

Energy Equipment & Services - 1.8%
Schlumberger Ltd.		253,000	8,695,610

Financial Services - 1.5%
Fiserv, Inc. (b)		58,000	7,477,940

Food & Drug Retailers - 1.1%
CVS Health Corporation		69,000	5,201,910

Food Products - 1.2%
Sysco Corporation		75,000	6,175,500

Ground Transportation - 0.6%
Uber Technologies, Inc. (b)		28,000	2,743,160

Health Care Equipment & Supplies - 8.1%
Baxter International, Inc. (a)		365,000	8,311,050
Becton, Dickinson and Company		52,000	9,732,840
Hologic, Inc. (b)		113,000	7,626,370
Medtronic PLC		87,000	8,285,880
Zimmer Biomet Holdings, Inc. (a)		66,000	6,501,000
			40,457,140

Health Care Providers & Services - 4.0%
Henry Schein, Inc. (b)		100,000	6,637,000
Quest Diagnostics Inc.		40,000	7,623,200
UnitedHealth Group, Inc.		16,500	5,697,450
			19,957,650

Household Durables - 1.1%
Mohawk Industries, Inc. (b)		43,750	5,640,250

Household Products - 2.3%
Kimberly-Clark Corporation		37,000	4,600,580
Reynolds Consumer Products, Inc.		285,550	6,987,408
			11,587,988

Industrial Conglomerates - 0.9%
Honeywell International, Inc.		21,500	4,525,750

Industrial Equipment Wholesale - 0.7%
WESCO International, Inc.		17,000	3,595,500

Insurance - 3.5%
Chubb Ltd.		19,000	5,362,750
Travelers Companies, Inc.		24,000	6,701,280
Willis Towers Watson PLC (a)		15,200	5,250,840
			17,314,870

Interactive Media & Services - 0.7%
Meta Platforms, Inc. - Class A		5,000	3,671,900

Internet Software & Services - 0.7%
Alphabet, Inc. - Class C		14,500	3,531,475

IT Services - 2.5%
Fidelity National Information Services, Inc.		113,000	7,451,220
SS&C Technologies Holdings, Inc.		55,000	4,881,800
			12,333,020

Machinery - 5.8%
Cummins, Inc.		7,950	3,357,841
Deere & Company		7,000	3,200,820
Dover Corporation		30,500	5,088,315
Fortive Corporation		101,000	4,947,990
Middleby Corporation (b)		49,100	6,526,863
Stanley Black & Decker, Inc.		79,000	5,872,070
			28,993,899

Media - 3.6%
Comcast Corporation - Class A		167,000	5,247,140
Walt Disney Company		109,000	12,480,500
			17,727,640

Pharmaceuticals - 4.2%
Avantor, Inc. (b)		647,000	8,074,560
Johnson & Johnson		48,500	8,992,870
Thermo Fisher Scientific, Inc.		8,000	3,880,160
			20,947,590

Real Estate Management & Development - 2.2%
CBRE Group, Inc. - Class A (b)		38,000	5,987,280
Jones Lang LaSalle, Inc. (b)		16,000	4,772,480
			10,759,760

Restaurants - 1.1%
Dine Brands Global, Inc. (a)		223,980	5,536,786

Semiconductors & Semiconductor Equipment - 3.0%
Kulicke and Soffa Industries, Inc.		143,928	5,849,234
ON Semiconductor Corporation (b)		91,000	4,487,210
Texas Instruments, Inc.		24,000	4,409,520
			14,745,964

Software - 2.0%
Adobe Systems Incorporated (b)		15,250	5,379,438
Microsoft Corporation		9,100	4,713,345
			10,092,783

Telecommunications - 0.8%
Corning, Inc.		45,500	3,732,365

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B		98,000	6,833,540
TOTAL COMMON STOCKS (Cost $414,369,740)			478,438,687

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.5%		Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)		27,215,834	27,215,834
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,215,834)			27,215,834

MONEY MARKET FUNDS - 3.4%
First American Government Obligations Fund - Class X, 4.05%(c)		16,857,975	16,857,975
TOTAL MONEY MARKET FUNDS (Cost $16,857,975)			16,857,975

TOTAL INVESTMENTS - 105.2% (Cost $458,443,549)			522,512,496
Money Market Deposit Account - 0.2% (d)			887,262
Liabilities in Excess of Other Assets - (5.4)%			(26,647,178)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$496,752,580
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $26,597,036.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.86%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

The Olstein All Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

Investments:	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$478,438,687	$-	$-	$478,438,687
Short-Term Investment	-	16,857,975	-	-	16,857,975
Investments Purchased with Proceeds from Securities Lending (a)	27,215,834	-	-	-	27,215,834
Total Investments	$27,215,834	$495,296,662	$-	$-	$522,512,496

Refer to the Schedule of Investments for further disaggregation of investment categories

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $27,215,834 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.